Sage Ranch (Disclosure of sage ranch) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [abstract]
Opening balance	$ 701,983	$ 816,820
Property taxes, net of Captiva repayment	(7,267)	(134,300)
Land appraisal & related fees	1,159,749	35,564
Unrealized foreign exchange	(2,978)	(16,101)
Ending balance	$ 1,851,487	$ 701,983